EQUITY (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]
The cost of the escrowed shares granted during the year was determined using the Black-Scholes model of valuation with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2018	2017
Weighted-average share price	US$	40.39	36.88
Weighted-average fair value per share	US$	5.38	4.92
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	16.3	18.9
Liquidity discount	%	25	25
Weighted-average annual dividend yield	%	1.9	2.1
Risk-free rate	%	2.8	2.3

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.

Disclosure of components of common equity
Common Equity
The company’s common equity is comprised of the following:

AS AT DEC. 31 (MILLIONS)	2018	2017
Common shares	$4,457	$4,428
Contributed surplus	271	263
Retained earnings	14,244	11,864
Ownership changes	645	1,459
Accumulated other comprehensive income	6,030	6,038
Common equity	$25,647	$24,052

Schedule of equity
Further details on each series of preferred shares are as follows:

		Issued and Outstanding
AS AT DEC. 31 (MILLIONS, EXCEPT PER SHARE INFORMATION)	Rate	2018	2017	2018	2017
Class A preferred shares
Perpetual preferred shares
Series 2	70% P	10,457,685	10,465,100	$169	$169
Series 4	70% P/8.5%	2,795,910	2,800,000	45	45
Series 8	Variable up to P	2,476,185	2,479,585	42	43
Series 13	70% P	9,290,096	9,297,700	195	195
Series 15	B.A. + 40 b.p.[1]	2,000,000	2,000,000	42	42
Series 17	4.75%	7,901,476	7,950,756	172	173
Series 18	4.75%	7,921,178	7,966,158	179	180
Series 25	3-Month T-Bill + 230 b.p.	1,529,133	1,533,133	38	38
Series 36	4.85%	7,900,764	7,949,024	199	200
Series 37	4.90%	7,888,143	7,949,083	194	195
				1,275	1,280
Rate-reset preferred shares[2]
Series 9	2.75%	1,515,981	1,519,115	21	21
Series 24	3.01%	9,338,572	9,394,250	228	230
Series 26	3.47%	9,840,588	9,903,348	241	243
Series 28	2.73%	9,289,397	9,359,387	233	235
Series 30[3]	4.69%	9,852,258	9,934,050	243	245
Series 32[4]	5.06%	11,849,808	11,982,568	300	303
Series 34	4.20%	9,926,620	9,977,889	254	255
Series 38	4.40%	7,955,948	8,000,000	180	181
Series 40	4.50%	11,914,515	12,000,000	273	275
Series 42	4.50%	11,943,400	12,000,000	268	269
Series 44	5.00%	9,882,879	9,945,189	188	189
Series 46	4.80%	11,810,653	11,895,790	219	220
Series 48	4.75%	11,961,701	12,000,000	245	246
				2,893	2,912
Total				$4,168	$4,192

1.	Rate determined quarterly.

2.
Dividend rates are fixed for 5 to 6 years from the quarter end dates after issuance, June 30, 2011, March 31, 2012, June 30, 2012, December 31, 2012, September 30, 2013, March 31, 2014, June 30, 2014, December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, respectively and reset after 5 to 6 years to the 5-year Government of Canada bond rate plus between 180 and 417 basis points.

3.	Dividend rate reset commenced December 31, 2017.

4.	Dividend rate reset commenced September 30, 2018.
P – Prime Rate, B.A. – Bankers’ Acceptance Rate, b.p. – Basis Points
Equity consists of the following:

AS AT DEC. 31 (MILLIONS)	Note	2018	2017
Preferred equity	(a)	$4,168	$4,192
Non-controlling interests	(b)	67,335	51,628
Common equity	(c)	25,647	24,052
		$97,150	$79,872
Preferred equity includes perpetual preferred shares and rate-reset preferred shares and consists of the following:

	Average Rate
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017
Perpetual preferred shares
Floating rate	2.90%	2.33%	$531	$531
Fixed rate	4.82%	4.82%	744	749
	4.02%	3.78%	1,275	1,280
Fixed rate-reset preferred shares	4.26%	4.21%	2,893	2,912
	4.19%	4.08%	$4,168	$4,192
Non-controlling interests represent the common and preferred equity in consolidated entities that are owned by other shareholders.

AS AT DEC. 31 (MILLIONS)	2018	2017
Common equity	$62,109	$47,281
Preferred equity	5,226	4,347
Total	$67,335	$51,628
Shares issued and outstanding changed as follows:

AS AT AND FOR THE YEARS ENDED DEC. 31	2018	2017
Outstanding, beginning of year[1]	958,773,120	958,168,417
Issued (repurchased)
Repurchases	(9,579,740)	(3,448,665)
Long-term share ownership plans[2]	5,752,331	3,826,248
Dividend reinvestment plan and others	197,130	227,120
Outstanding, end of year[3]	955,142,841	958,773,120

1.	Net of 30,569,215 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2017 (December 31, 2016 – 27,846,452).

2.	Includes management share option plan and restricted stock plan.

3.	Net of 37,538,531 Class A shares held by the company in respect of long-term compensation agreements as at December 31, 2018 (December 31, 2017 – 30,569,215).
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT DEC. 31	2018	2017
Class A shares[1]	955,057,721	958,688,000
Class B shares	85,120	85,120
Shares outstanding[1]	955,142,841	958,773,120
Unexercised options and other share-based plans[2]	42,086,712	47,474,284
Total diluted shares	997,229,553	1,006,247,404

1.	Net of 37,538,531 (2017 – 30,569,215) Class A shares held by the company in respect of long-term compensation agreements.

2.	Includes management share option plan and escrowed stock plan
At December 31, 2018, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
C$11.77	0.2 years	790	—	790
US$15.45	1.2 years	4,255	—	4,255
US$16.83 – US$23.37	2.8 years	5,160	—	5,160
US$25.21 – US$30.59	5.5 years	8,410	3,293	11,703
US$33.75 – US$36.32	6.1 years	2,873	2,115	4,988
US$36.88 – US$44.24	8.6 years	1,197	9,439	10,636
		22,685	14,847	37,532
At December 31, 2017, the following options to purchase Class A shares were outstanding:

		Options Outstanding (000’s)
Exercise Price	Weighted-Average Remaining Life	Vested	Unvested	Total
C$11.77	1.2 years	2,620	—	2,620
C$21.08	0.1 years	177	—	177
US$15.45	2.2 years	4,772	—	4,772
US$16.83 – US$23.37	3.8 years	5,834	—	5,834
US$25.21 – US$30.59	6.5 years	6,858	5,967	12,825
US$33.75 – US$36.32	7.1 years	2,049	3,191	5,240
US$36.88 – US$37.75	9.1 years	—	6,222	6,222
		22,310	15,380	37,690

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Net income attributable to shareholders	$3,584	$1,462
Preferred share dividends	(151)	(145)
Dilutive effect of conversion of subsidiary preferred shares	(105)	—
Net income available to shareholders	$3,328	$1,317

Weighted average – common shares	957.6	958.8
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	19.8	21.2
Common shares and common share equivalents	977.4	980.0

Schedule of expense recognized for share-based compensation
The expense recognized for share-based compensation is summarized in the following table:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Expense arising from equity-settled share-based payment transactions	$73	$69
Expense/(Recovery) arising from cash-settled share-based payment transactions	(64)	281
Total expense arising from share-based payment transactions	9	350
Effect of hedging program	75	(275)
Total expense included in consolidated income	$84	$75

Schedule of number and weighted average exercise prices of share options
The change in the number of DSUs and RSUs during 2018 and 2017 was as follows:

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2018	14,944	10,920	C$	9.09
Granted and reinvested	466	—		—
Exercised and canceled	(773)	(380)		5.89
Outstanding at December 31, 2018	14,637	10,540	C$	9.21

	DSUs	RSUs
	Number of Units (000’s)	Number of Units (000’s)		Weighted- Average Exercise Price
Outstanding at January 1, 2017	14,986	10,920	C$	9.09
Granted and reinvested	661	—		—
Exercised and canceled	(703)	—		—
Outstanding at December 31, 2017	14,944	10,920	C$	9.09
The changes in the number of options during 2018 and 2017 were as follows:

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2018	2,797	C$	12.35	34,893	US$	27.71
Granted	—		—	4,538		40.42
Exercised	(2,007)		12.59	(2,492)		23.58
Canceled	—		—	(197)		34.81
Outstanding at December 31, 2018	790	C$	11.77	36,742	US$	29.52

1.	Options to acquire TSX listed Class A shares.

2.	Options to acquire NYSE listed Class A shares.

	Number of Options (000’s)[1]	Weighted- Average Exercise Price		Number of Options (000’s)[2]	Weighted- Average Exercise Price
Outstanding at January 1, 2017	7,684	C$	15.63	31,483	US$	25.77
Granted	—		—	6,331		36.92
Exercised	(4,887)		17.50	(2,149)		24.36
Canceled	—		—	(772)		33.28
Outstanding at December 31, 2017	2,797	C$	12.35	34,893	US$	27.71

1.	Options to acquire TSX listed Class A shares.

2.	Options to acquire NYSE listed Class A shares.
The change in the number of ES shares during 2018 and 2017 was as follows:

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2018	27,772	$29.01
Granted	5,815	40.39
Exercised	(6,484)	21.40
Outstanding at December 31, 2018	27,103	$33.27

	Number of Units (000’s)	Weighted- Average Exercise Price
Outstanding at January 1, 2017	24,167	$27.77
Granted	3,700	36.88
Exercised	(95)	21.74
Outstanding at December 31, 2017	27,772	$29.01

Schedule of options granted using black-scholes module
The fair value of each DSU is equal to the traded price of the company’s common shares.

	Unit	Dec. 31, 2018	Dec. 31, 2017
Share price on date of measurement	C$	52.32	54.72
Share price on date of measurement	US$	38.35	43.54
The fair value of RSUs was determined primarily using the following inputs:

	Unit	Dec. 31, 2018	Dec. 31, 2017
Share price on date of measurement	C$	52.32	54.72
Weighted-average fair value of a unit	C$	43.11	45.63

The cost of the options granted during the year was determined using the Black-Scholes valuation model, with inputs to the model as follows:

FOR THE YEARS ENDED DEC. 31	Unit	2018	2017
Weighted-average share price	US$	40.42	36.92
Weighted-average fair value per option	US$	5.38	4.92
Average term to exercise	Years	7.5	7.5
Share price volatility[1]	%	16.3	18.9
Liquidity discount	%	25.0	25.0
Weighted-average annual dividend yield	%	1.9	2.1
Risk-free rate	%	2.8	2.3

1.	Share price volatility was determined based on historical share prices over a similar period to the average term to exercise.